JUANITA M. THOMAS

Direct: 573.754.4805

juanita.thomas@zurich.com

May 3, 2013

VIA EDGARLINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Zurich American Life Insurance Company

ZALICOVariable Annuity Separate Account

Post-EffectiveAmendment No. 24 to Form N-4 (File No. 333-22375)

Commissioners:

On behalf of Zurich American Life Insurance Company (the “Company”) and ZALICO Variable Annuity Separate Account (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Prospectus and the Statement of Additional Information for the variable annuity contracts offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 30, 2013.

If you have any questions or comments regarding this filing, please call the undersigned at 573-754-4805.

Sincerely,

/s/ Juanita M. Thomas
Juanita M. Thomas